Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 05, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Common stock, par value						$ 0.001	$ 0.001
Increase in cost of sales						$ 6,456,139
Customer deposits						80,000	$ 44,195
FDIC insured limit						250,000
FDIC uninsured amount						6,740,623	15,868,574
Total cash, cash equivalents and restricted cash						7,706,240	16,755,233	$ 23,501,007
Restricted cash						215,117	257,530
Advertising costs						206,333	444,231
Research and development costs						586,378	1,443,569
Shipping and handling costs						281,915	718,635
Total purchases from vendors						5,324,494	9,252,915
Employee retention credit						$ 0	1,267,055
Twin Vee Powercarsco [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock, par value		$ 0.001		$ 0.001		$ 0.001
Customer deposits		$ 297,887		$ 297,887		$ 80,000
FDIC insured limit		250,000		250,000
FDIC uninsured amount		1,961,021		1,961,021		6,740,623
Total cash, cash equivalents and restricted cash						7,706,240	$ 16,755,233
Restricted cash		215,117		215,117		215,117
Advertising costs		17,299	$ 24,196	41,238	$ 151,776
Research and development costs		0	89,403	0	583,878
Shipping and handling costs		38,786	57,149	146,469	261,927
Total purchases from vendors				3,392,508	4,414,169
Cash cash equivalents		2,919,688		2,919,688		7,706,240
Accounts Receivable		312,993		312,993		0
Provisions for excess and obsolete inventories				201,891		134,032
Assets held for sale		3,956,623		3,956,623
Impairment of the building		$ 360,151	$ 1,674,000	$ 360,151	$ 1,674,000
Twin Vee Powercarsco [Member] | Bahama Boat Brand [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock issued sales consideration	$ 100,000
Stock issued sales	2,900,000
Inventory payement	$ 100,000
Forza [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares cancelled						7,000,000
Forza [Member] | Twin Vee Powercarsco [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares cancelled				7,000,000